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                      METROPOLITAN LIFE SEPARATE ACCOUNT E

              PREFERENCE PLUS(R) INCOME ADVANTAGE VARIABLE ANNUITY

                  ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
                       SUPPLEMENT DATED SEPTEMBER 25, 2008
                                       TO
                         PROSPECTUS DATED APRIL 28, 2008

This supplement incorporates and supersedes the supplement dated July 15, 2008 and provides information in addition to that contained in the Prospectus dated April 28, 2008 for the Contract. It should be read in its entirety and kept together with your Prospectus for future reference. If you would like another copy of the Prospectus, write to us at 1600 Division Road, West Warwick, RI 02893 or call us at (800) 635-7775 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the Prospectus.

1. In the Portfolio Operating Expenses table on the bottom of page 6, delete Minimum and Maximum amounts for the "Total Annual Operating Expenses for the fiscal year ending December 31, 2007" and "After Waiver and/or Reimbursement of Expenses" and replace with the following:

                                                                MINIMUM   MAXIMUM
                                                                -------   -------
Total Operating Expenses for the fiscal year ending December
  31, 2007....................................................    0.54%     1.34%
After Waiver and/or Reimbursement of Expenses.................    0.53%     1.27%


2. In the Examples beginning on page 10, delete the Minimum numbers for all of the Examples and replace with the following:

     Example 1. on page 10.

                                                      1      3      5      10
                                                    ----   ----   ----   ------
Minimum...........................................  $182   $525   $838   $1,481


     Example 2. on page 11.

                                                      1      3      5      10
                                                    ----   ----   ----   ------
Minimum...........................................  $182   $521   $827   $1,438


     Example 3. on page 11

                                                      1      3      5      10
                                                    ----   ----   ----   ------
Minimum...........................................  $182   $517   $816   $1,396


     Example 4. on page 11.

                                                      1      3      5      10
                                                    ----   ----   ----   ------
Minimum...........................................  $182   $514   $804   $1,354



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

1600 Division Road                                      Telephone (800) 635-7775
West Warwick, RI 02393